Balance Sheets ₪ in Thousands, $ in Thousands		Jun. 30, 2022 ILS (₪)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 ILS (₪)
CURRENT ASSETS:
Cash and cash equivalents		₪ 39,499	$ 11,285	₪ 54,036		₪ 39,883
Other receivables		626	179	1,012		2,641
Total current assets		40,125	11,464	55,048		42,524
LONG TERM ASSETS:
Property, plant and equipment		39,250	11,214	38,519		38,979
Right-of-use assets		5,227	1,494	5,588		6,109
Restricted cash		484	138	444		437
Other long-term assets		485	139
Total non-current assets		45,446	12,985	44,551		45,525
Total assets		85,571	24,449	99,599		88,049
CURRENT LIABILITIES:
Trade payables		2,057	588		$ 3,107	2,635
Operating lease liabilities		857	245		773	764
Loan from others		18,706	5,345			64,248
Other payables		1,898	542		3,327	1,739
Total current liabilities		23,518	6,720		7,207	69,386
LONG TERM LIABILITIES:
Operating lease liabilities		5,536	1,582		5,712	6,047
Loan from others		51,954	14,843		63,252
Other payables						1,135
Severance pay liability, net		95	27		95	95
Total long-term liabilities		57,585	16,452		69,059	7,277
SHAREHOLDERS’ EQUITY:
Ordinary shares of no par value: Authorized: 1,800,000,000 shares at June 30, 2022, (unaudited) June 30, 2021 (unaudited) and December 31, 2021; Issued and outstanding: 747,153,064 shares at June 30, 2022 (unaudited), 573,285,824 shares at June 30, 2021 (unaudited) and 739,048,544 shares at December 31, 2021	[1]
Share premium		391,507	111,859		388,104	356,358
Accumulated deficit		(387,039)	(110,582)		(364,771)	(344,972)
Total Equity		4,468	1,277	₪ 23,333	23,333	11,386
Total liabilities and shareholders’ equity		₪ 85,571	$ 24,449		$ 99,599	₪ 88,049

[1]	Represents less than NIS\USD 1.